Condensed Consolidated Statements of Operations - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative expenses	$ 287,590	$ 603,471	$ 259,829	$ 271,537	$ 1,310,672	$ 715,665	$ 991,868	$ 1,107,632
Franchise tax expense	50,000	(6,338)	50,000	50,000	93,662	133,956	183,956	152,111
Total operating expenses	337,590	(597,133)	309,829	(321,537)	1,404,334	849,621	(1,175,824)	(1,259,743)
OTHER INCOME
Income on cash and investments held in Trust Account	349,494	342,667	621,793	1,257,477	1,036,806	2,550,909	3,090,407	1,683,870
Penalties on income tax		(2,356)	(11,888)		(2,356)	(11,888)	(11,888)
Interest expense	(51,814)	(33,395)	(20,265)		(128,811)	(33,376)	(57,255)
Change in fair value of warrant liabilities	14,250	(11,799)	1,824	570	(12,369)	(4,446)	4,389	108,300
Total other income, net	311,930	295,117	591,464	1,258,047	893,270	2,501,199	3,025,653	1,792,170
(Loss) Income before provision for income taxes	(25,660)	(302,016)	281,635	936,510	(511,064)	1,651,578	1,849,829	532,427
Provision for income taxes	(91,087)	(73,291)	(27,338)	(253,571)	(198,175)	(426,710)	(529,505)	(308,185)
NET (LOSS) INCOME	$ (116,747)	$ (375,307)	$ 254,297	$ 682,939	$ (709,239)	$ 1,224,868	$ 1,320,324	$ 224,242
Redeemable Common Stock [Member]
OTHER INCOME
Basic weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	5,755,364	11,500,000
Diluted weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	5,755,364	11,500,000
Basic net income (loss) per share	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.38	$ 0.04
Diluted net income (loss) per share	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.38	$ 0.04
Non Redeemable Common Stock [Member]
OTHER INCOME
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per share	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.25)	$ (0.06)
Diluted net income (loss) per share	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.25)	$ (0.06)